Non-Controlling Interests - Schedule of Non-Controlling Interests (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Yangzhou Bangshijie [Member]
Schedule of Non-Controlling Interests [Line Items]
Deficit	$ (2,995)	$ (2,995)
Accumulated other comprehensive income	194	170
Total non-controlling interests	(2,801)	(2,825)
Nanjing Bangshijie [Member]
Schedule of Non-Controlling Interests [Line Items]
Deficit	(62,752)	(61,875)
Accumulated other comprehensive income	3,360	2,849
Total non-controlling interests	(59,392)	(59,026)
Related Party [Member]
Schedule of Non-Controlling Interests [Line Items]
Deficit	(65,747)	(64,870)
Accumulated other comprehensive income	3,554	3,019
Total non-controlling interests	$ (62,193)	$ (61,851)